Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000234286 | FR_50155Q100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234286 | FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234286 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234286 | FR_68268W103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234286 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234286 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234286 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234286 | FR_G8473T100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234286 | FR_62944T105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234286 | FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234286 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000234286 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000234286 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000234286 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234286 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000234286 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234286 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234286 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234286 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234286 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234286 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000234286 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256748 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000256748 | FR_3132DQ2P0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000256748 | FR_31418FCH8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256748 | FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256748 | FR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256748 | FR_3132DWFG3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256748 | FR_3140XM5T9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256748 | FR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256748 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000256748 | FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256748 | NR
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000256748 | BA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000256748 | BAA
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000256748 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000256748 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256748 | A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256748 | AA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000256748 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000256748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000256748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256748 | SectorU.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000256748 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000256748 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000256748 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256748 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256748 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256748 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000256748 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000256748 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000256748 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256748 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256748 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256748 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000256749 | FR_91282CHV6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256749 | FR_06051GMP1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256749 | FR_17327CAX1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256749 | FR_345397C43
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256749 | FR_21688ABJ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256749 | FR_46647PET9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256749 | FR_225401AT5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256749 | FR_83368RCB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256749 | FR_80280BAB4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256749 | FR_166756BA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256749 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256749 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256749 | BAA
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000256749 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256749 | A
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256749 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000256749 | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000256749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000256749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000256749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000256749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256749 | SectorU.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256749 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000256749 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256749 | SectorCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000256749 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256749 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256749 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000256749 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000256749 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000256749 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000256749 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%